Lease - Schedule of Operating Lease Activities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Operating Lease Activities [Abstract]
Amortization of operating lease right-of-use asset	$ 115,026
Accretion of interest on operating lease liabilities
Total operating lease expenses	$ 115,026